Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Entity Registrant Name	Chindata Group Holdings Limited
Entity Central Index Key	0001807192
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Document Type	20-F
Document Period End Date	Dec. 31, 2021
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity File Number	001-39556
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 47 Laiguangying East Road
Entity Address, Address Line Two	Chaoyang District,
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100012
Entity Address, Country	CN
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Auditor Name	Ernst & Young Hua Ming LLP
Auditor Location	Beijing, the People’s Republic of China
Auditor Firm ID	1408
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	No. 47 Laiguangying East Road
Entity Address, Address Line Two	Chaoyang District,
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100012
Entity Address, Country	CN
Contact Personnel Name	Dongning Wang
City Area Code	400
Local Phone Number	879-7679
Contact Personnel Email Address	ir@chindatagroup.com
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock Shares Outstanding	359,099,633
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock Shares Outstanding	373,459,748
Class A Ordinary Shares
Document Information [Line Items]
Trading Symbol	CD
Title of 12(b) Security	American Depositary Shares, each representing two Class A ordinary shares, par value US$0.00001 per share
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.00001 per share
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true